Transactions and Balances with Related Parties	12 Months Ended
Dec. 31, 2023
Transactions and Balances with Related Parties [Abstract]
Transactions and balances with related parties

Note 23 – Transactions and balances with related parties

A. Balances with related parties

	December 31,
	2022	2023
Employee benefits liabilities	387	1,474

B. Shareholders and other related parties’ benefits

	Year ended on December 31,
	2021	2022	2023
Salaries and related expenses- related parties employed by the Group (*)	13,629	10,185	11,818
Number of related parties	7	8	8
Compensation for directors not employed by the Group	3,951	374	408
Number of directors	8	7	8

(*)	The figures include share-based payment expenses of $6,692 (2022: $7,333, 2021: $10,925)

C. On April 22, 2021, the Company acquired 100% of the shares and voting interests in DeepCube. The founders of DeepCube are Mr. Eli David and Mr. Yaron Eitan (through his holding in Anaknu LLC (“Anaknu”), of which he is one of the shareholders). Mr. Eli David and Mr. Yaron Eitan were directors of DeepCube. Mr. Eli David also continued to work at DeepCube after the acquisition, in the role of Chief Technology Officer.

For the sale of their holdings in the company, the founders received the following consideration (Mr. Eli David and Anaknu in aggregate):

1.	Cash payments - $19,420.

2.	Payment in equity instruments to Anaknu 1,339 thousand ordinary shares with a fair value of $11,682. Those shares were entitled to a share price protection mechanism for a period of 12 months. In April 2022 an amount of $3,661 was paid with regards to this price protection mechanism.

3.	Post-acquisition compensation cost 892 thousand ordinary shares, with a share price protection mechanism for a period of 12 to 36 months, subject to conditions related to the continued employment of Mr. Eli David. These shares were not taken into account as part of the consideration for the business combination. The fair value of those shares, with the share price protection mechanism, was estimated at the transaction date at $7,756.

For the year ended December 31, 2023, $1,190 (2022: $3,286) of the share-based compensation was recognized as share-based payment expenses.

D.	On May 25, 2021, following approval of the general meeting of the Company’s shareholders, the Company granted options to purchase 131,000 ADSs to directors of the Company with exercise prices ranging from $7.69 to $9.33 per ADS.

E.	In May 2021, the Company granted options to purchase 3,000,000 ADSs to officers of the Company at an exercise price of $6.00 per ADS. In addition, the Company granted options to purchase 1,000,000 ADSs to an officer of the Company, subject to certain change-of-control events, which have not occurred during the reporting period.

F.	In January 2022, the Company granted options to purchase 400,000 ADSs to an officer of the Company at an exercise price of $3.79 per ADS.

G.	In June 2022, the Company granted 210,000 RSUs to directors of the Company.

H.	In August 2022, the Company granted 1,270,000 RSUs to officers of the Company.

I.	In September 2022, the Company replaced options to purchase 3,241,737 ADSs granted before to certain officers and directors of the Company with 1,620,869 RSUs.

J.	In November 2022, the Company granted 75,000 RSUs to directors of the Company. In addition, the Company granted 500,000 RSUs to an officer of the Company.

K.	In January 2023, the Company granted 350,000 RSUs to officers of the Company.

L.	In April 2023, Mr. Yoav Stern exercised 4,816,282 warrants into 3,559,073 shares.

M.	In June 2023, the Company granted 200,000 RSUs to directors of the Company. In addition, the Company granted 500,000 RSUs to an officer of the Company.

N.	In October 2023 the Company granted 70,000 RSUs to directors of the Company and 850,000 RSUs to officers of the Company.

O.	In November 2023, the Company changed the vesting terms of options to purchase 1,000,000 ADSs granted to an officer of the Company.

For additional information regarding share-based payments transactions with officers and directors see note 19.